Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Ordinary Shares Subject To Possible Redemption [Abstract]
Schedule Of Reconciliation Of Ordinary Shares Subject To Possible Redemption [Table Text Block]
Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds	$373,750,000
Less:
Fair value of Public Warrants at issuance	(14,015,630)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(19,939,990)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	33,955,620

Class A ordinary shares subject to possible redemption	$373,750,000